Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	GIGCAPITAL5, INC [Member]	GIGCAPITAL5, INC [Member] Common Stock	GIGCAPITAL5, INC [Member] Additional Paid-In Capital	GIGCAPITAL5, INC [Member] Accumulated Deficit	Private Placement	Private Placement Common Stock	Private Placement Additional Paid-In Capital
Balance at Dec. 31, 2021	$ 2,938,270	$ 27,351	$ 8,326,045	$ (5,415,126)	$ (8,918,238)	$ 655		$ (8,918,893)
Balance, Shares at Dec. 31, 2021		27,351,290				6,545,000
Sale of common stock									$ 906,300	$ 229	$ 906,071
Sale of common stock, Shares										228,750
Stock-based compensation	790,755		790,755
Fair value of warrants	113,166		113,166
Debt discount on note payable to related party					54,034		54,034
Shares subject to redemption					(1,440,963)		(1,440,963)
Reclass of negative additional paid-in capital to accumulated deficit							1,386,929	(1,386,929)
Net loss	(6,256,068)			(6,256,068)	(2,774,307)			(2,774,307)
Balance at Dec. 31, 2022	$ (1,507,577)	$ 27,580	10,136,037	(11,671,194)	$ (13,079,474)	$ 655		(13,080,129)
Balance, Shares at Dec. 31, 2022	27,580,040	27,580,040			6,545,000	6,545,000
Sale of common stock	$ 402,000	$ 100	401,900						$ 1,026,550	$ 261	$ 1,026,289
Sale of common stock, Shares		100,000								261,250
Stock-based compensation	709,394		709,394
Fair value of warrants	156,505		156,505
Debt discount on note payable to related party					$ 245,253		245,253
Shares subject to redemption					(1,893,733)		(1,893,733)
Excise tax liability accrued for common stock redemptions					(202,341)		(202,341)
Adjustment to deferred underwriting fees					6,440,000		6,440,000
Net loss	(6,098,951)			(6,098,951)	(4,024,591)			(4,024,591)
Balance at Dec. 31, 2023	$ (5,312,079)	$ 27,941	$ 12,430,125	$ (17,770,145)	$ (12,514,886)	$ 655	$ 4,589,179	$ (17,104,720)
Balance, Shares at Dec. 31, 2023	27,941,290	27,941,290			6,545,000	6,545,000